Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events

NOTE 17 – SUBSEQUENT EVENTS

Sale of Convertible Promissory Note

On March 19, 2016, the Company entered into a Securities Purchase Agreement with an unaffiliated third party, whereby the Company sold a Convertible Promissory Note in an amount of $200,000. The purchaser also received a three-year Warrant to purchase 100,000 shares at an exercise price of $0.40 per share. The Convertible Promissory Note is convertible after 180 days into shares of the Company’s common stock at a twenty-five percent (25%) discount to the Volume Weighted Average Price for the five (5) trading days prior to the date of conversion. The securities were sold in reliance upon exemptions from registration pursuant to Section 4(a)(2) and Section 4(6) under the Securities Act.

Management Changes

Effective March 24, 2016, our Chief Executive Officer and President, Neil Fallon, was promoted to serve as Executive Chairman of the board of directors of the Company. Also on that same date, Brent Willis was appointed to serve as interim Chief Executive Officer, interim Chief Financial Officer, and as a Director of the Company.

Name Change

On March 30, 2016, the board of directors recommended that the Company amend its articles of incorporation to change its name from American Brewing Company, Inc. to Búcha, Inc., and to effect a change to its public stock symbol. Also on March 30, 2016, the majority shareholders acting by majority consent approved the name change. The Company intends to file the necessary state and regulatory documents to effect the name change.

Xing Group [Member]
Subsequent Events

Note 9 - Subsequent Events

The Companies have evaluated subsequent events through December 14, 2016, the date the combined financial statements were available to be issued and have determined the following subsequent events require disclosure in the combined financial statements:

On June 30, 2016, the Companies were acquired by New Age Beverages Corporation for a total purchase consideration of $19,995,000 paid to the members, which consisted of $8,500,000 in cash, a note payable for $4,500,000 and 4,353,915 shares of common stock. The common stock received was valued at $1.61 per share, which was the volume weighted average closing stock for the thirty days preceding the acquisition.

Note 9 - Subsequent Events

The Companies have evaluated subsequent events through September 6, 2016, the date the combined financial statements were available to be issued and have determined the following subsequent events require disclosure in the combined financial statements:

On June 30, 2016, the Companies were acquired by New Age Beverages Corporation for a total purchase consideration of $19,995,000 paid to the members, which consisted of $8,500,000 in cash, a note payable for $4,500,000 and 4,353,915 shares of common stock. The common stock received was valued at $1.61 per share, which was the volume weighted average closing stock for the thirty days preceding the acquisition.